Stock-Based Compensation - RSU, RS, Performance Shares (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Grant Date Fair Value
Tax benefit realized from vesting	$ 100,000,000	$ 82,000,000	$ 141,000,000
Restricted Stock and Restricted Stock Units
Number of Shares
Beginning balance (in shares)	1,722	1,573	1,789
Granted - Annual (in shares)	822	733	564
Granted - Other (in shares)	0	45	15
Vested/Distributed (in shares)	(462)	(570)	(732)
Forfeited (in shares)	(95)	(59)	(63)
Ending balance (in shares)	1,987	1,722	1,573
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 189.78	$ 201.11	$ 180.02
Granted - Annual (in dollars per share)	176.82	157.29	200.41
Granted - Other (in dollars per share)	0	159.49	180.08
Vested/Distributed (in dollars per share)	228.94	176.20	149.33
Forfeited (in dollars per share)	176.13	196.31	192.52
Ending balance (in dollars per share)	$ 175.96	$ 189.78	$ 201.11
Compensation expense yet to be recognized	$ 94,000,000
Expense recognition period (in months and in years)	24 months
Fair value that vested	$ 83,000,000	$ 91,000,000	$ 144,000,000
Tax benefit realized from vesting	$ 16,000,000	$ 17,000,000	$ 28,000,000
Vesting or performance period (in years)	3 years
Value of dividend equivalents for restricted stock units that are forfeited	$ 0
Impact on basic earnings per share due to restricted stock units dividends	$ 0
Performance Shares
Number of Shares
Beginning balance (in shares)	423	444	562
Granted - Annual (in shares)	166	203	166
Vested/Distributed (in shares)	(115)	(206)	(210)
Performance change (in shares)	40	25	(48)
Forfeited (in shares)	(33)	(43)	(26)
Ending balance (in shares)	481	423	444
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 188.61	$ 205.58	$ 188.96
Granted - Annual (in dollars per share)	176.79	153.16	207.49
Vested/Distributed (in dollars per share)	228.80	190.84	162.16
Performance change (in dollars per share)	176.35	166.49	204.73
Forfeited (in dollars per share)	171.35	172.92	209.96
Ending balance (in dollars per share)	$ 175.12	$ 188.61	$ 205.58
Compensation expense yet to be recognized	$ 15,000,000
Expense recognition period (in months and in years)	20 months
Fair value that vested	$ 22,000,000	$ 35,000,000	$ 45,000,000
Tax benefit realized from vesting	$ 4,000,000	$ 7,000,000	$ 9,000,000
Vesting or performance period (in years)	3 years
Performance shares awarded at estimated number of shares at the end of the performance period (as a percent)	100.00%
Performance Shares | Minimum
Weighted Average Grant Date Fair Value
Expense recognition period (in months and in years)	1 year
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions (as a percent)	0.00%
Performance Shares | Maximum
Weighted Average Grant Date Fair Value
Expense recognition period (in months and in years)	3 years
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions (as a percent)	200.00%